Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Receivables

Note 5 — Receivables

Accounts receivable, net consisted of the following:

	June 30, 2011	December 31, 2010
Trade receivables	$641,363	$578,936
Due from Sorin Group USA, net	—	637,132
Other receivables	613,361	26,476
	1,254,724	1,242,544
Less allowance for doubtful accounts	(30,301)	(35,517)
	$1,224,423	$1,207,027

Pursuant to our April 2011 settlement agreement with Sorin (see Note 10), the amounts due between the parties as a result of the transition services agreement were netted and are reflected in the Accounts payable and accrued liabilities line of the Condensed Consolidated Balance Sheets as of June 30, 2011. Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel® products that are sourced by the Company and immediately resold, at cost, to the manufacturer.

Note 8 — Receivables

Accounts and royalties receivable, net consisted of the following at December 31:

	2010	2009
Trade receivables	$578,936	$68,171
Due from Sorin Group USA, net	637,132	—
Royalty receivables	—	131,715
Other receivables	26,476	929
	1,242,544	200,815
Less allowance for doubtful accounts	(35,517)	(20,255)
	$1,207,027	$180,560

The Due from Sorin Group USA, net relates to supply chain activity occurring during the transition period.

The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions(1)	Balance at End of Period
Year Ended December 31, 2010
Allowance for doubtful accounts	$20,000	$24,000	$(8,000)	$36,000
Year Ended December 31, 2009
Allowance for doubtful accounts	$26,000	$20,000	$(26,000)	$20,000

(1)	Reflects receivables written-off as uncollectible.